Capital structure and financing - C.2. Dividend distributions (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 10, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares		$ 0	$ 0
Statutory reserves unavailable for distribution		$ 491	$ 472	$ 562
Dividend distribution
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in US dollar per share)	$ 1.00
Dividends paid, ordinary shares	$ 172